Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 67.8%
Penn Series Flexibly Managed Fund*	159,876	$17,050,790
Penn Series Index 500 Fund*	893,184	45,382,676
Penn Series Large Cap Growth Fund*	44,236	1,873,377
Penn Series Large Cap Value Fund*	222,955	11,566,887
Penn Series Large Core Growth Fund*	162,814	5,651,264
Penn Series Large Core Value Fund*	224,533	7,672,297
Penn Series Large Growth Stock Fund*	42,862	3,701,602
Penn Series Mid Cap Growth Fund*	105,854	3,759,921
Penn Series Mid Cap Value Fund*	59,473	1,925,748
Penn Series Mid Core Value Fund*	246,822	9,598,908
Penn Series Real Estate Securities Fund*	280,335	9,618,301
Penn Series Small Cap Index Fund*	177,414	5,611,606
Penn Series SMID Cap Growth Fund*	41,610	1,848,715
Penn Series SMID Cap Value Fund*	96,473	3,804,916
TOTAL AFFILIATED EQUITY FUNDS (Cost $95,858,987)		129,067,008

AFFILIATED FIXED INCOME FUNDS — 17.0%
Penn Series Limited Maturity Bond Fund*	259,671	3,811,969
Penn Series Quality Bond Fund*	1,712,285	28,629,410
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $30,351,876)		32,441,379

AFFILIATED INTERNATIONAL EQUITY FUNDS — 14.7%
Penn Series Developed International Index Fund*	479,424	9,272,063
Penn Series Emerging Markets Equity Fund*	516,626	5,538,229
Penn Series International Equity Fund*	300,958	13,070,577
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $24,219,560)		27,880,869
TOTAL INVESTMENTS — 99.5% (Cost $150,430,423)		$189,389,256
Other Assets & Liabilities — 0.5%		936,889
TOTAL NET ASSETS — 100.0%		$190,326,145

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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